Offerings	Oct. 02, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes 2030
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99883
Maximum Aggregate Offering Price	$ 699,181,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,044.62
Offering Note
(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form S-3 (File No.
333-269159)
filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes 2035
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99646
Maximum Aggregate Offering Price	$ 797,168,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,046.43
Offering Note
(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form S-3 (File No.
333-269159)
filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.